Leases - Right-of-Use Asset Depreciation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 393	$ 307
R&D expense
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	331	245
G&A expense
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 62	$ 62